Significant events and transactions related to 2023 financial statements	12 Months Ended
Dec. 31, 2023
Significant Events And Transactions Related To 2023 Financial Statements
Significant events and transactions related to 2023 financial statements

3. Significant events and transactions related to 2023 financial statements

•	Acquisition of equity interest in Anglo American Minério de Ferro Brasil S.A. (“Anglo American Brasil”) - In February 2024 (subsequent event), the Company entered into an agreement for the acquisition of 15% interest in Anglo American Brasil of which Vale will contribute with Serra da Serpentina iron ore resources and a cash contribution of US$157.5. The closing of the transaction is subject to the usual conditions precedent and is expected to occur in 2024. Further details are presented in note 16(a) of these financial statements.

•	Shareholders remuneration - During 2023, the Company paid dividends and interest on capital to its shareholders in the amount of US$5,513 (R$27,759 million). On February 22, 2024 (subsequent event), the Board of Directors approved remuneration to its shareholders in the amount of US$2,364 (R$11,722 million). The total amount was approved as dividends and recorded in equity as “Additional remuneration reserve”. The payment is expected in March 2024. Further details are presented in note 30(e) of these financial statements.

•	Provision related to the Samarco dam failure - In December 2023, the Company reviewed its estimates of outflows to resolve all aspects of the reparation and compensation of the Samarco dam failure. As a result, the Company recognized an addition to the provision in the amount of US$1,200, recorded in the income statement as “Equity results and other results in associates and joint ventures”. Further details are presented in note 26(c) of these financial statements.

•	Divestment of PT Vale Indonesia Tbk (“PTVI”) - In November 2023, the Company signed a Heads of Agreement with PT Mineral Industri Indonesia ("MIND ID") and Sumitomo Metal Mining Co., Ltd. ("SMM") regarding the divestment obligation in PTVI, with completion expected in 2024 and subject to usual conditions precedent.

With the completion of the transaction, Vale will lose control over PTVI and it will account the investment through the equity method. Therefore, the carrying amount of this subsidiary is presented in these financial statements as “held for sale”. Further details are presented in note 16(b) of these financial statements.

•	Streaming transactions - In November 2023, the first phase of the Salobo III expansion project was completed and Vale received US$370 from Wheaton Precious Metals Corp (“Wheaton”). If Salobo's production reaches a processing capacity exceeding 35 million tons of copper per year by January 1, 2031, Vale will receive an additional amount estimated between US$50 million and US$160 million, depending on the year such processing capacity is achieved. Further details are provided in note 7 of these financial statements.

•	Share buyback program - In October 2023, the Board of Directors approved a new common shares buyback program, over 18 months, limited to a maximum of 150 million common shares or their respective ADRs, that aims to continue the previous share buyback program. During 2023, the Company repurchased 184,697,102 common shares or their respective ADRs, corresponding to the total amount of US$2,714. Further details are presented in note 30(c) of these financial statements.

•	Strategic partnership on the Energy Transition Metals business - In July 2023, the Company separately signed two agreements, one with Manara Minerals and the other with Engine No. 1, for the sale of a combined 13% equity interest in Vale Base Metals Limited, for the aggregated amount of US$3.4 billion. These agreements shall be accounted for as an equity transaction with any result being recognized in shareholder’s equity upon closing of the transaction. Further details are presented in note 16(c) of these financial statements.

•	Notes offering and bond tender offers - In June 2023, Vale issued notes of US$1,500, maturing in 2033. Of this amount, Vale redeemed notes in the total amount of US$500, maturing in 2026, 2036 and 2039. As a result, Vale paid a premium of US$22, recorded in the income statement and presented as “Bond premium repurchase” in note 6 – Financial results. Further details are presented in note 10(c) of these financial statements.

•	Reversal of deferred income tax related to the Renova Foundation - In May 2023, the Company has entered, together with BHP Billiton Brasil Ltda. (“BHPB”), Samarco Mineração S.A. (“Samarco”) and certain creditors of Samarco, into a binding agreement to setting the parameters of Samarco’s debt restructuring that was implemented through a consensual restructuring plan.

Under the agreement, contributions made, from May 2023, by Vale and BHPB to the Renova Foundation will be converted into capital contributions to Samarco, which is primarily responsible for payments to the Foundation. Therefore, following the change in the procedure to provide these contributions, Vale will no longer deduct these cash outflows from its income tax computation, resulting in the reversal of the deferred tax asset in the amount of US$1,078, recorded in the income statement as “Income taxes”. Further details are presented in note 26(e) of these financial statements.

•	Sale of Companhia Siderúrgica do Pecém (“CSP”) - In March 2023, the Company completed the sale of its interest in CSP to ArcelorMittal Brasil S.A. The transaction has resulted in a net cash outflow for the Company in the amount of US$67 and the reversal of the liability recorded in relation to the financial guarantee granted to CSP. Therefore, the completion of the transaction resulted in a gain of US$31, recorded as "Equity results and other results in associates and joint ventures". Further details are provided in note 16(f) of these financial statements.